Summary of significant accounting policies - Consolidated statements of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restatement
Capital provision assets	$ 3,735,556	$ 3,117,263	$ 2,714,314	$ 2,623,331
Total assets	4,288,359	3,741,504	3,267,585
Other liabilities	155,673	133,494	114,244
Financial liabilities relating to third-party interests in capital provision assets	425,205	424,733	424,965
Deferred tax liability	51,326	38,785	27,896
Total liabilities	1,901,289	1,633,487	1,244,475
Accumulated other comprehensive income	47,049	2,920	5,142
Retained earnings	1,074,166	1,067,773	1,136,274
Total Burford Capital Limited equity	1,742,584	1,695,872	1,762,758
Non-controlling interests	644,486	412,145	260,352
Total shareholders' equity	2,387,070	2,108,017	2,023,110	$ 1,872,642	$ 1,500,113
Total liabilities and shareholders' equity	$ 4,288,359	3,741,504	3,267,585
Previously Reported
Restatement
Capital provision assets		2,900,465	2,564,742
Total assets		3,524,706	3,118,013
Other liabilities		126,057	109,747
Financial liabilities relating to third-party interests in capital provision assets		398,595	400,660
Deferred tax liability		22,889	24,742
Total liabilities		1,584,016	1,212,519
Accumulated other comprehensive income		4,108	6,551
Retained earnings		922,503	1,034,319
Total Burford Capital Limited equity		1,551,790	1,662,212
Non-controlling interests		388,900	243,282
Total shareholders' equity		1,940,690	1,905,494
Total liabilities and shareholders' equity		$ 3,524,706	$ 3,118,013